PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities				$ 406,474	¥ 2,794,710			¥ 1,662,325		¥ 379,839
Cash flows from investing activities:
Cash paid on long-term investments				(17,453)	(120,000)			(2,832)		(13,333)
Net cash used in investing activities				524,179	3,603,990			(4,987,943)	[1]	(4,355,730)	[1]
Cash flows from financing activities:
Proceeds from share issuance upon the underwriters' exercise of over-allotment options, net of issuance costs				13,835	95,125
Proceeds from initial public offering, net of issuance costs	$ 14,700	¥ 95,100					$ 100,100	651,250
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders				24,840	170,790			49,775
Repurchase of Pre-IPO Preferred Shares										(87,923)
Proceeds from issuances of convertible loans										654,680
Payment of debt issuance cost				(93)	(636)			(1,696)		(21,055)
Payment of initial public offering expenses				(5,585)	(38,399)
Exercise of share-based awards				2	14
Net cash provided by financing activities				(817,097)	(5,617,941)			4,411,608		4,459,947
Effect of exchange rate changes on cash and cash equivalents and restricted cash				(2,750)	(18,911)			(3,179)		6,718
Net increase/(decrease) in cash and cash equivalents and restricted cash				110,806	761,848			1,082,811	[1]	490,774	[1]
Cash and cash equivalents and restricted cash at beginning of the year	252,387	1,735,286	[1]	252,387	1,735,286	[1]		652,475	[1]	161,701	[1]
Cash and cash equivalents and restricted cash at end of the year				363,193	2,497,134		252,387	1,735,286	[1]	652,475	[1]
Parent
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities				(18,438)	(126,773)			(987)		1,040
Cash flows from investing activities:
Cash paid on long-term investments				(95,405)	(655,959)			(231,986)		(6,306)
Net cash used in investing activities				(95,405)	(655,959)			(231,986)		(6,306)
Cash flows from financing activities:
Proceeds from share issuance upon the underwriters' exercise of over-allotment options, net of issuance costs				13,835	95,125
Proceeds from initial public offering, net of issuance costs								654,319
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders				24,840	170,790			49,775
Repurchase of Pre-IPO Preferred Shares										(87,923)
Proceeds from issuances of convertible loans										98,202
Payment of debt issuance cost										(722)
Payment of initial public offering expenses				(3,477)	(23,908)
Exercise of share-based awards				2	14
Net cash provided by financing activities				35,200	242,021			704,094		9,557
Effect of exchange rate changes on cash and cash equivalents and restricted cash				(4,185)	(28,773)			(3,193)		6,094
Net increase/(decrease) in cash and cash equivalents and restricted cash				(82,828)	(569,484)			467,928		10,385
Cash and cash equivalents and restricted cash at beginning of the year	$ 82,955	¥ 570,359		82,955	570,359			102,431		92,046
Cash and cash equivalents and restricted cash at end of the year				$ 127	¥ 875		$ 82,955	¥ 570,359		¥ 102,431

[1]	Recast to reflect the adoption of Accounting Standards Update ("ASU") No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (Note 2(p)).